SCHEDULE OF INVESTMENTS

as of July 31, 2024 (Unaudited)

Shares		Value	Percent of
Held		(Note 1)	Net Assets
	COMMON STOCK - 97.39%
	Airports
600,000	Grupo Aeroportuario del Pacífico, S.A.B. de C.V. Series B	$9,579,954	3.29%
330,000	Grupo Aeroportuario del Sureste, S.A.B. de C.V. Series B	9,958,318	3.42
1,100,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. Series B	9,450,180	3.26
		28,988,452	9.97
	Auto Parts
17,000,000	Nemak, S.A.B. de C.V. Series A (a)	2,319,386	0.80

	Beverages
750,000	Arca Continental, S.A.B. de C.V.	7,385,991	2.54
3,230,000	Fomento Económico Mexicano, S.A.B. de C.V. Series UBD	35,695,343	12.27
		43,081,334	14.81
	Building Materials
22,400,000	Cemex, S.A.B. de C.V. Series CPO	14,486,545	4.98
950,000	GCC, S.A.B. de C.V.	8,072,219	2.78
		22,558,764	7.76
	Chemical Products
3,500,000	Alpek, S.A.B. de C.V. Series A (a)	2,329,323	0.80
3,200,000	Orbia Advance Corporation, S.A.B. de C.V.	4,109,792	1.41
		6,439,115	2.21
	Consumer Products
6,200,000	Kimberly-Clark de México, S.A.B. de C.V. (b) Series A	11,036,579	3.79

	Financial Groups
3,800,000	Grupo Financiero Banorte, S.A.B. de C.V. Series O	28,496,428	9.80

	Food
600,000	Gruma, S.A.B. de C.V. Series B	11,225,869	3.86
2,500,000	Grupo Bimbo, S.A.B. de C.V. Series A	8,751,410	3.01
		19,977,279	6.87
	Holding Companies
10,390,000	Alfa, S.A.B. de C.V. (b) Series A	5,977,166	2.05

	Mining
5,800,000	Grupo México, S.A.B. de C.V. (b) Series B	32,712,037	11.25
70,000	Industrias Peñoles, S.A.B. de C.V. (a)	1,023,398	0.35
		33,735,435	11.60
	Railroad
2,000,000	Gméxico Transportes, S.A.B. de C.V.	3,891,067	1.34

	Real Estate
2,100,000	Corporación Inmobiliaria Vesta, S.A.B. de C.V.	6,154,375	2.12

SCHEDULE OF INVESTMENTS

as of July 31, 2024 (Unaudited) concluded

Shares		Value	Percent of
Held		(Note 1)	Net Assets

	Restaurants
1,200,000	Alsea, S.A.B. de C.V.	3,625,718	1.25

	Retail
900,000	El Puerto de Liverpool, S.A.B. de C.V. Series C-1	6,321,803	2.17
1,000,000	Grupo Comercial Chedraui, S.A.B. de C.V. Series B	7,458,237	2.56
3,300,000	La Comer, S.A.B. de C.V. Series UBC	6,145,512	2.11
8,000,000	Wal-Mart de México, S.A.B. de C.V.	26,625,128	9.15
		46,550,680	15.99
	Steel
120,000	Ternium, S.A. ADR (c)	4,161,616	1.43

	Telecommunications Services
19,000,000	América Móvil, S.A.B. de C.V. (b) Series B	15,880,110	5.46
2,000,000	Sitios Latinoamérica, S.A.B. de C.V. Series B-1 (a)	415,749	0.14
		16,295,859	5.60

	Total Common Stock (Identified cost - $277,332,887)	$283,289,253	97.39%

Principal Amount		Value (Note 1)	Percent of Net Assets
	SHORT-TERM SECURITIES – 2.56%
	Repurchase Agreements
$3,625,472	BBVA México, S.A., 10.86%, dated 7/31/24, due 8/1/24 repurchase price $3,626,566 collateralized by BPA182 (Bonds issued by the Mexican Government), interest rate 11.26% (d), due 4/12/2028. Value of collateral $3,661,866.	$3,625,472	1.25%

	Time Deposits
$3,806,524	Comerica Bank, 5.00%, dated 7/31/24, due 8/1/24	3,806,524	1.31
	Total Short-Term Securities (Identified cost - $7,431,996)	$7,431,996	2.56%
	Total Investments (Identified cost - $284,764,883)	290,721,249	99.95
	Other Assets in Excess of Liabilities	151,646	0.05
	Net Assets Equivalent to $19.69 per share on 14,771,862 shares of capital stock outstanding.	$290,872,895	100.00%

(a)	Shares of these securities are currently non-income producing. Equity investments that have not paid distributions within the last twelve months are considered to be non-income producing.
(b)	A member of the Board also serves as a member of the company’s board of directors.
(c)	ADR – American Depositary Receipt
(d)	Floating rate security. Rate shown is the rate in effect as of July 31, 2024.

See Notes to Financial Statements

Supplemental Information

GAAP establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The following is a summary of the inputs used as of July 31, 2024, in valuing the Fund’s investments in securities:

Valuation Inputs	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ASSETS:
Investments in Securities:
Equity Investments(a)	$283,289,253	-	-	$283,289,253
Short Term Investments(b)	-	$7,431,996	-	$7,431,996
Total Investments in Securities	$283,289,253	$7,431,996	-	$293,721,249

(a)	For detailed industry descriptions, see the accompanying Schedule of Investments
(b)	These assets consist of time deposits and repurchase agreements with maturities of one business day. They are classified as Level 2 solely as a result of the Fund’s valuation technique for short-term investments, using amortized cost which approximates fair value, instead of quoted prices in active markets, and thereby may not present any higher risk than Level 1 assets.

The following is a reconciliation of the change in value of Level 3 assets (for which significant unobservable inputs were used to determine fair value):

Investments in Securities
Balance as of 10/31/23	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net Purchases (Sales)	-
Transfers in and/or (out) of Level 3	$-
Balance as of 7/31/24	-